Selected Statements of Income Data (Details) - Schedule of General and Administrative Expenses - General and administrative expenses [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of General and Administrative Expenses [Line Items]
Salary and related expenses	$ 27,425	$ 21,492	$ 24,072
Subcontractors	4,726	5,335	3,842
Cost of share-based payment	4,023	2,135
Others	4,637	8,590	3,308
Total general and administrative expenses	$ 40,811	$ 37,552	$ 31,222